Share-Based Payment (Details) - Schedule of Black-Scholes Options Pricing Model - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Black-Scholes Options Pricing Model [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	0.509%	0.405%	0.433%
Risk-free interest	4.92%	2.90%	0.48%
Exercise price (in Euro per share)	€ 16.11	€ 27.22	€ 29.27
Bottom of range [member]
Schedule of Black-Scholes Options Pricing Model [Line Items]
Expected life (in years)	2	2	2
Top of range [member]
Schedule of Black-Scholes Options Pricing Model [Line Items]
Expected life (in years)	3	3	3